Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenues	$ 322		$ 322
Cost of revenues	103		103
Gross profit	219		219
Operating expenses
Royalty expense	30,000		90,000
Professional fees	22,247	1,765	57,029	7,595	17,126	10,289
General and administrative expenses	46,784	1,002	81,037	3,169	3,748	5,275
Depreciation expense	9		9
Total operating expenses	99,040	2,767	228,075	10,764	20,874	15,564
Loss from operations	(98,821)	(2,767)	(227,856)	(10,764)	(20,874)	(15,564)
Other income (expense)
Interest expense	(2,625)		(5,481)		(419)
Total other income (expense)	2,625		5,481		419
Net income (loss)	$ (101,446)	$ (2,767)	$ (233,337)	$ (10,764)	$ (21,293)	$ (15,564)
Basic income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Basic weighted average common shares outstanding	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000